Note 11 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	Year Ended December 31,
	2019	2018
Net loss for the year	$(40,474)	$(204,164)

Weighted average number of shares on issue - basic and diluted (1)	201,615,489	183,650,405

Loss per share - basic and diluted	$(0.20)	$(1.11)
Loss per share - diluted	$(0.20)	$(1.11)